Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Foreign exchange rate	10.00%
Financial instrument	$ 2,049,192	$ 352,315
Percentage of marketable securities	10.00%
Impacted loss	$ 1,689,000	$ 550,000